MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

June 26, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust

Registration Numbers (333-160918 and 811-22321)

Dear Sir/Madam:

On June 26, 2020, we electronically transmitted for filing pursuant to Rule 485(a) the Prospectuses and Statements of Additional Information to register Class C2 and SIMPLE Class shares for series of MainStay Funds Trust, filed on Post-Effective Amendment No. 155 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 160 under the Investment Company Act of 1940, as amended.

No fee is required in connection with this filing. Please direct any questions concerning the registration statement to the undersigned at (201) 744-3598 or brian_j_mcgrady@newyorklife.com.

Sincerely,

/s/ Brian J. McGrady

Brian J. McGrady

Assistant Secretary